Reinsurance	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Reinsurance
REINSURANCE
In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2016	2015
Ceded future policyholder benefits and expenses	$2,150,020	$1,826,798
Ceded unearned premium	27,647	24,587
Ceded claims and benefits payable	1,373,742	360,176
Ceded paid losses	13,623	14,363
Total	$3,565,032	$2,225,924

A key credit quality indicator for reinsurance recoverables is the A.M. Best financial strength ratings of the reinsurer. The A.M. Best ratings are an independent opinion of a reinsurer's ability to meet ongoing obligations to policyholders. The A.M. Best ratings for new reinsurance agreements where there is material credit exposure are reviewed at the time of execution. The A.M. Best ratings for existing reinsurance agreements are reviewed on a periodic basis, at least annually. The following table provides the reinsurance recoverable as of December 31, 2016 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$1,535,290	$27,410	$1,357,202	$13,465	$2,933,367
A or A–	614,376	237	16,540	267	631,420
Not rated	354	—	—	3	357
Total	2,150,020	27,647	1,373,742	13,735	3,565,144
Less Allowance:	—	—	—	(112)	(112)
Net reinsurance recoverable	$2,150,020	$27,647	$1,373,742	$13,623	$3,565,032

A.M. Best ratings for Sun Life, Hartford Life and Annuity Insurance Company ("The Hartford") and John Hancock Life Insurance Company ("John Hancock"), a subsidiary of Manulife Financial Corporation, the reinsurers with the largest reinsurance recoverable balances, are A+, A– and A+, respectively as of December 31, 2016. A.M. Best currently maintains a stable outlook on the financial strength ratings of Sun Life, John Hancock and The Hartford. The total amount of recoverable for these three reinsurers is $3,491,548 as of December 31, 2016. Most of the assets backing reserves relating to reinsurance recoverables from these counterparties are held in trust.
An allowance for doubtful accounts related to reinsurance recoverables is recorded on the basis of periodic evaluations of balances due from reinsurers (net of collateral), reinsurer solvency, management's experience and current economic conditions. There were no additions or write-downs charged against the allowance during 2016.
The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2016			2015			2014
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$213,720	$807,972	$1,021,692	$209,379	$843,065	$1,052,444	$202,992	$839,786	$1,042,778
Premiums assumed	4,585	54,263	58,848	8,365	151,709	160,074	8,400	149,549	157,949
Premiums ceded	(200,622)	(699,606)	(900,228)	(151,031)	(13,946)	(164,977)	(151,491)	(13,769)	(165,260)
Net earned premiums	$17,683	$162,629	$180,312	$66,713	$980,828	$1,047,541	$59,901	$975,566	$1,035,467
Direct policyholder benefits	$695,763	$546,886	$1,242,649	$414,480	$550,006	$964,486	$661,461	$542,796	$1,204,257
Policyholder benefits assumed	15,510	25,626	41,136	18,311	147,193	165,504	21,922	145,597	167,519
Policyholder benefits ceded	(672,214)	(458,871)	(1,131,085)	(373,603)	(6,803)	(380,406)	(616,370)	(9,305)	(625,675)
Net policyholder benefits	$39,059	$113,641	$152,700	$59,188	$690,396	$749,584	$67,013	$679,088	$746,101

The Company had $466,079 and $733,732, respectively, of invested assets held in trusts or by custodians as of December 31, 2016 and 2015, respectively, for the benefit of others related to certain reinsurance arrangements.
The Company utilizes ceded reinsurance primarily for loss protection and capital management and business dispositions.
Business Divestitures
The Company has used reinsurance to exit certain businesses, such as the disposals of AEB, FFG, and LTC.
In 2016, the Parent entered into a reinsurance agreement with Sun Life for the sale of AEB. In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of the FFG division. In 2000, the Company divested its LTC operations to John Hancock. Assets supporting liabilities ceded relating to these businesses are mainly held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from Sun Life was $1,025,038 as of December 31, 2016. The reinsurance recoverable from The Hartford was $558,292 and $562,334 as of December 31, 2016 and 2015, respectively. The reinsurance recoverable from John Hancock was $1,908,217 and $1,554,780 as of December 31, 2016 and 2015, respectively.
The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.
In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.
As of December 31, 2016, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of Sun Life, The Hartford or John Hancock that reinsure the AEB, FFG and LTC businesses, and the Company has not been obligated to fulfill any of such reinsurers' obligations.
Sun Life, John Hancock and The Hartford have paid their obligations when due and there have been no disputes.